Derecognition of Financial Assets	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Derecognition of Financial Assets
13	Derecognition of Financial Assets
Securitization of residential mortgage loans
The Bank securitizes fully insured residential mortgage loans, Bank originated and others, through the creation of mortgage-backed securities (MBS) under the National Housing Act (NHA) MBS program, sponsored by Canada Mortgage and Housing Corporation (CMHC). MBS created under the program are primarily sold to Canada Housing Trust (the Trust), a government sponsored entity, under the Canada Mortgage Bond (CMB) program, and/or third-party investors. The Trust issues securities to third-party investors.
Under the mortgage sale programs described above, certain transactions did not meet the derecognition requirements, as the Bank retains the pre-payment
and interest rate risk associated with the mortgages. These risks represent substantially all of the risks and rewards associated with the transferred assets, and accordingly, the mortgages continue to be recognized on the Bank’s balance sheet.
However, certain mortgage transactions qualified for derecognition, as substantially all risks and rewards of ownership were transferred to third parties. During the year ended October 31, 2025, the Bank sold and derecognized $4,550 million (2024 – $8,486 million) of these mortgages. The Bank retains residual interests in the derecognized mortgages, representing its continuing involvement. As at October 31, 2025, the carrying value of these retained interests was $365 million (2024 – $491 million).
The transferred mortgages continue to be recognized on the Consolidated Statement of Financial Position as residential mortgage loans. Cash proceeds received from the transfer are treated as secured borrowings and included in Deposits – Business and government on the Consolidated Statement of Financial Position.
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

As at October 31 ($ millions)	2025 (1)	2024 (1)
Assets
Carrying value of residential mortgage loans	$8,759	$11,190
Other related assets (2)	6,868	7,202
Liabilities
Carrying value of associated liabilities	15,531	17,923

(1)	The fair value of the transferred assets is $15,298 (2024 – $18,092) and the fair value of the associated liabilities is $15,593 (2024 – $17,692), for a net position of $(295) (2024 – $400).
(2)
These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of credit card receivables and auto loans
The Bank securitizes a portion of its unsecured credit card and auto loan receivables through consolidated structured entities. These receivables continue to be recognized on the Consolidated Statement of Financial Position as credit card loans and personal loans. For further details, refer to Note 14.

Securities sold under repurchase agreements and securities lent
The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred assets remain on the Consolidated Statement of Financial Position.
The following table provides the carrying amount of the transferred assets and the associated liabilities:

As at October 31 ($ millions)	2025 (1)	2024 (1)
Carrying value of assets associated with:
Repurchase agreements (2)	$174,010	$174,334
Securities lending agreements	78,548	58,477
Total	252,558	232,811
Carrying value of associated liabilities (3)	$189,144	$190,449

(1)	The fair value of transferred assets is $252,558 (2024 – $232,811) and the fair value of the associated liabilities is $189,144 (2024 – $190,449), for a net position of $63,414 (2024 – $42,362).
(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. For securities received as collateral, refer to Note 34(a)(iv).
Other
off-balance
sheet arrangements
The Bank uses a capital vehicle to transfer credit exposure to security holders of the vehicle. While credit exposures are transferred, the related assets are not derecognized from the balance sheet. For further details, refer to Note 14.